ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other

at December 31	2023	2022
(millions of Canadian $)

Trade payables	4,832	4,330
Fair value of derivative contracts (Note 29)	1,143	871
Regulatory liabilities (Note 14)	284	273
Keystone environmental provision	122	650
Contract liabilities (Note 6)	69	62
Class C Interests (Note 7)	19	37
Coastal GasLink contractual contribution (Notes 8, 12 and 33)	—	537
Other	518	389
	6,987	7,149